Supplement dated June 4, 2020, to the following summary prospectuses, prospectuses, and statements of additional information, each as may have been previously amended or supplemented:

American Beacon ARK Transformational Innovation Fund

American Beacon Shapiro Equity Opportunities Fund

American Beacon Shapiro SMID Cap Equity Fund

American Beacon SSI Alternative Income Fund

American Beacon TwentyFour Strategic Income Fund

Summary Prospectuses, Prospectuses, and Statements of Additional Information dated October 28, 2019

American Beacon SiM High Yield Opportunities Fund

American Beacon Sound Point Floating Rate Income Fund

American Beacon The London Company Income Equity Fund

American Beacon Zebra Small Cap Equity Fund

Summary Prospectuses, Prospectuses, and Statements of Additional Information dated December 27, 2019

American Beacon TwentyFour Short Term Bond Fund

Summary Prospectus, Prospectus, and Statement of Additional Information dated February 18, 2020

American Beacon Balanced Fund

American Beacon Garcia Hamilton Quality Bond Fund

American Beacon International Equity Fund

American Beacon Large Cap Value Fund

American Beacon Mid-Cap Value Fund

American Beacon Small Cap Value Fund

American Beacon Tocqueville International Value Fund

Summary Prospectuses, Prospectuses, and Statements of Additional Information dated February 28, 2020

American Beacon AHL Managed Futures Strategy Fund

American Beacon AHL TargetRisk Fund

American Beacon Bahl & Gaynor Small Cap Growth Fund

American Beacon Bridgeway Large Cap Growth Fund

American Beacon Bridgeway Large Cap Value Fund

American Beacon Stephens Mid-Cap Growth Fund

American Beacon Stephens Small Cap Growth Fund

Summary Prospectuses, Prospectuses, and Statements of Additional Information dated April 29, 2020

American Beacon Continuous Capital Emerging Markets Fund

American Beacon Frontier Markets Income Fund

Summary Prospectuses, Prospectuses, and Statements of Additional Information dated May 29, 2020

PLEASE BE ADVISED THAT THE FUNDS REMAIN OPEN TO NEW AND EXISTING SHAREHOLDERS INVESTING THROUGH A RETIREMENT PLAN, AN INVESTMENT PROFESSIONAL, A BROKER-DEALER, OR OTHER FINANCIAL INTERMEDIARY. THE FUNDS ARE ALSO OPEN TO EXISTING SHAREHOLDERS INVESTING THROUGH DIRECT MUTUAL FUND ACCOUNTS.

Effective May 29, 2020, the above series (the “Funds”) of American Beacon Funds (the “Trust”) no longer permitted the opening of new direct mutual fund accounts. To further clarify, new and existing shareholders investing through a retirement plan, an investment professional, a broker-dealer, or other financial intermediary may continue to purchase and sell shares of the Funds. Additionally, existing direct mutual fund account shareholders may continue to purchase and sell shares of the Funds through their existing direct mutual fund accounts, but no longer may open new direct mutual fund accounts.

American Beacon Advisors, Inc. (the “Manager”) may continue to allow the following individuals or entities to open new direct mutual fund accounts in its sole discretion: (i) corporate accounts, (ii) employees of the Manager, or its direct parent company, Resolute Investment Managers, Inc., and its affiliates and subsidiaries, (iii) employees of a sub-advisor to a fund in the American Beacon Funds Complex, (iv) members of the Board of Trustees of the Trust, (v) employees of Kelso & Company, L.P. or Estancia Capital Management, LLC, the Manager’s indirect parent companies, and (vi) members of the Manager’s Board of Directors.

This information hereby supersedes and replaces any contrary information included in the Funds’ summary prospectuses, prospectuses, and statements of additional information.

****************************************************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE